Note 10 - Term Loans and Line of Credit Agreements	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Debt Disclosure [Text Block]

Note 10. Term Loans and Line of Credit Agreements

New Term Loan Agreement

On December 20, 2019, Avalon and certain direct and indirect wholly owned subsidiaries entered into a loan and security agreement (the “New Term Loan Agreement”) with Laurel Capital Corporation which provided for a $23.0 million term loan. At closing, $13.8 million of the proceeds were used to pay off and refinance amounts outstanding under our then existing term loan and commercial mortgage agreements, $1.7 million of the proceeds were used to pay down the outstanding balance and associated interest on our existing line of credit agreement and $0.3 million of the proceeds were utilized to pay related transaction costs. The remaining proceeds of approximately $7.2 million were deposited into a project fund account for which those proceeds are required to fund future costs of renovating and expanding both The Grand Resort and Avalon Field Club at New Castle. At December 31, 2021 and 2020, loan proceeds of $1.7 million and $3.9 million, respectively, are presented in the Consolidated Balance Sheets as “Restricted cash.”

The then existing term loan and commercial mortgage agreements were terminated in conjunction with the New Term Loan Agreement.

The New Term Loan Agreement is payable in 119 equal monthly installments of principal and interest, based on a fifteen (15) year maturity schedule which commenced January 20, 2020 followed by one final balloon payment of all remaining principal, interest and fees due on the maturity date of December 20, 2029. Borrowings under the New Term Loan Agreement bear interest at a fixed rate of 5.00% until the fifth anniversary date of the closing at which time the interest rate will be reset to a fixed rate equal to the greater of (a) 5.00% per annum or (b) the sum of the five year treasury rate on the date two (2) business days prior to the reset date plus 3.60%, provided that the applicable rate shall in no event exceed 7.35% per annum.

Avalon has the right to prepay the amount outstanding under the New Term Loan Agreement, in whole or in part, at any time upon payment of the principal amount of the loan to be prepaid plus accrued unpaid interest thereon to the prepayment date, plus an applicable prepayment penalty. The prepayment penalty, expressed as a percentage of the principal of the loan being prepaid, is five percent (5%) on any prepayment in the first five years; four percent (4%) on any prepayment in the sixth and seventh year; three percent (3%) on any prepayment in the eighth and ninth year; and two percent (2%) on any prepayment in the tenth year.

Borrowings under the New Term Loan Agreement are secured by certain real property and related business assets as defined in the agreement. The New Term Loan Agreement contains a Fixed Charge Coverage Ratio requirement of at least 1.20 tested on an annual basis on December 31 of each year. The New Term Loan also contains other nonfinancial covenants, customary representations, warranties and events of default. Avalon was in compliance with the New Term Loan Agreement covenants at December 31, 2021 and 2020.

The Company capitalized approximately $0.4 million of debt issuance costs in connection with the New Term Loan Agreement. The Company is amortizing these costs over the life of the New Term Loan Agreement. In accordance with ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs, these costs are presented in the Consolidated Balance Sheets as a direct reduction from the carrying amount of the term loan liability.

Line of Credit Agreement

On May 31, 2018, Avalon entered into a business loan agreement with Premier Bank (formerly Home Savings Bank), (the “Line of Credit Agreement”) which provides for a line of credit of up to $5.0 million. On August 17, 2021, the Company amended the Line of Credit Agreement to extend the maturity date to July 31, 2023. Under the Line of Credit Agreement, borrowings in excess of $1.0 million are subject to a borrowing base which is calculated based off a specific level of eligible accounts receivable of the waste management business as defined in the agreement.

No amounts were drawn under the Line of Credit Agreement at December 31, 2021 and 2020. Outstanding borrowings under the Line of Credit Agreement bear interest at Prime Rate plus .25%. At December 31, 2021, the interest rate on the Line of Credit Agreement was 3.50%.

Borrowings under the Line of Credit Agreement are secured by certain business assets of the Company including accounts receivable, inventory and equipment. The Line of Credit Agreement contains a Fixed Charge Coverage Ratio requirement of at least 1.20 tested on an annual basis on December 31 of each year. The Line of Credit Agreement also contains other nonfinancial covenants, customary representations, warranties and events of default. Avalon was in compliance with the Line of Credit Agreements covenants at December 31, 2021 and 2020.

Paycheck Protection Program Loan

The Coronavirus Aid, Relief, and Economic Security Act, or (“CARES”) Act, was signed into law on March 27, 2020, and provides over $2.0 trillion in emergency economic relief to individuals and businesses impacted by the COVID-19 pandemic. The CARES Act authorized the Small Business Administration to temporarily guarantee loans under a new loan program called the Paycheck Protection Program (the “Program”). The Program provides for 100% federally guaranteed loans to small businesses to allow employers to keep workers employed and maintain payroll during the pandemic and economic downturn. Under the Program, qualified companies are eligible for a loan in an amount equal to the lesser of $10 million or 2.5 times the business’s average monthly payroll. Collateral or guarantor support is not required for the loan.

Under the Program, the borrower is eligible for loan forgiveness up to the amount the borrower spends on certain eligible costs during, at the borrowers election, either an 8 or 24 week covered period beginning on the date the proceeds were received on the loan. Eligible costs under the Program include payroll costs, interest on mortgage obligations incurred before the covered period, rent on leasing agreements and utility services. The amount of loan forgiveness is reduced if there is a reduction in the number of employees or a reduction of greater than 25% in wages paid to employees. Under the Program, proceeds that are not forgiven convert to a loan bearing interest at a fixed rate of 1% payable, at the borrowers election, in either 18 or 54 equal monthly installments commencing 10 months after the end of their covered period.

In the second quarter of 2020, certain wholly-owned subsidiaries of Avalon entered into agreements and received a total of approximately $2.8 million in loans under the Program. The Company utilized the entire balance of the loan proceeds in accordance with the Program’s guidelines using the 24 week loan forgiveness period and subsequently applied for forgiveness with the Small Business Administration.

The Company accounted for the loans in accordance with ASC 470 – Debt. Under ASC 470, the debt will be derecognized when the debt is extinguished in accordance with the guidance in ASC 405-20, Liabilities: Extinguishments of Liabilities. Debt forgiven in accordance with the Program is recognized in the Consolidated Statements of Operations as a gain on debt extinguishment. During 2020, approximately $0.8 million of the loans and $4,000 of associated interest were forgiven by the Small Business Administration. During 2021, the remaining $2.0 million of the loans and $17,000 of associated interest were forgiven by the Small Business Administration.

During the years ended December 31, 2021 and 2020, the weighted average interest rate on outstanding borrowings was 4.93% and 4.73%, respectively.

Obligations under the Company’s debt agreements at December 31, 2021 and 2020 consist of the following (in thousands):

	2021
	Gross Amount	Debt Issuance Costs	Net Amount
Term Loan Agreement	$20,833	$(331)	$20,502
Less current portion	1,168	(42)	1,126
Long-term debt	$19,665	$(289)	$19,376

	2020
	Gross Amount	Debt Issuance Costs	Net Amount
Term Loan Agreement	$21,944	$(373)	$21,571
Paycheck Protection Program Loans	1,964	-	1,964
Total	23,908	(373)	23,535
Less current portion	1,636	(42)	1,594
Long-term debt	$22,272	$(331)	$21,941

For the twelve months ending December 31, future maturities of long-term debt are as follows (in thousands):

2022	$1,168
2023	1,227
2024	1,290
2025	1,356
2026	1,425
Thereafter	14,367
Total	$20,833